Schedule of financial liabilities by type (Details) - Liquidity risk [member] - INR (₨) ₨ in Thousands		Mar. 31, 2026	Mar. 31, 2025
IfrsStatementLineItems [Line Items]
Carrying Amount		₨ 3,919,348	₨ 3,831,006
Contractual Cash Flows	[1]	3,998,908	3,908,932
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Contractual Cash Flows		3,713,797	3,653,893
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual Cash Flows		270,975	222,339
Later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual Cash Flows		14,136	32,700
Vehicle Loan [Member]
IfrsStatementLineItems [Line Items]
Carrying Amount		26,809	30,880
Contractual Cash Flows	[1]	29,551	34,455
Vehicle Loan [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Contractual Cash Flows		17,265	12,695
Vehicle Loan [Member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual Cash Flows		12,286	21,760
Vehicle Loan [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual Cash Flows
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Carrying Amount		313,503	238,149
Contractual Cash Flows	[1]	390,321	312,500
Lease liabilities [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Contractual Cash Flows		117,496	79,221
Lease liabilities [member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual Cash Flows		258,689	200,579
Lease liabilities [member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual Cash Flows		14,136	32,700
Trade and other payables [Member]
IfrsStatementLineItems [Line Items]
Carrying Amount		2,821,826	2,953,069
Contractual Cash Flows	[1]	2,821,826	2,953,069
Trade and other payables [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Contractual Cash Flows		2,821,826	2,953,069
Trade and other payables [Member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual Cash Flows
Trade and other payables [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual Cash Flows
Sales bill discounting [member]
IfrsStatementLineItems [Line Items]
Carrying Amount			514,984
Contractual Cash Flows	[1]		514,984
Sales bill discounting [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Contractual Cash Flows			514,984
Sales bill discounting [member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual Cash Flows
Sales bill discounting [member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual Cash Flows
Other financial liabilities [member]
IfrsStatementLineItems [Line Items]
Carrying Amount		67,802	93,924
Contractual Cash Flows	[1]	67,802	93,924
Other financial liabilities [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Contractual Cash Flows		67,802	93,924
Other financial liabilities [member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual Cash Flows
Other financial liabilities [member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual Cash Flows
Sales bill discounting and bank overdraft [member]
IfrsStatementLineItems [Line Items]
Carrying Amount		689,408
Contractual Cash Flows	[1]	689,408
Sales bill discounting and bank overdraft [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Contractual Cash Flows		689,408
Sales bill discounting and bank overdraft [member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual Cash Flows
Sales bill discounting and bank overdraft [member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual Cash Flows

[1]	Represents Undiscounted cash flows of interest and principal